INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income taxes paid (refund) [abstract]
INCOME TAXES
16.	INCOME TAXES

The provision for income tax expense for the years ended December 31, 2018 and 2017 consists of the following:

	Year Ended December 31,
	2018	2017
Current:
Federal	$566	$721
State	282	85
Total current	848	806
Deferred:
Federal	787	—
State	366	—
Total deferred	1,153	—
Income tax expense	$2,001	$806

As at December 31, 2018 and 2017, deferred tax assets and liabilities consisted of the following:

	December 31, 2018	December 31, 2017
Deferred tax liabilities:
Biological assets	$(4,348)	$—
Partnership basis difference	(26,179)	—
Total deferred tax liabilities	$(30,527)	$—

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31, 2018	December 31, 2017
Book-to-tax difference of assets	$1,655	$—

A reconciliation of the effective tax rate on income for the years ended December 31, 2018 and 2017 is as follows:

	Year Ended December 31,
	2018	2017
Expected income tax benefit at statutory rate	$(45,714)	$(2,384)
State taxes	(21,297)	(136)
Nondeductible permanent items	14,195	495
Pass-through entities & non-controlling interests	54,339	2,829
Unrecognized deferred tax assets	318	—
Other	160	2
Income tax expense	$2,001	$806

Effective tax rate	(0.92)%	(11.84)%

As the Company operates in the cannabis industry, it is subject to the limitations of IRC Section 280E, under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. Therefore, the effective tax rate can be highly variable and may not necessarily correlate with pre-tax income or loss.

In connection with the RTO transaction, the Company entered into a tax receivable agreement with certain members of HSCP, who represent a portion of the NCI, in which it agreed to pay 65% of any realized tax benefits upon conversion of HSCP units into Pubco shares to such members. In addition, 20% of any realized tax benefits will be paid to certain HSCP members pursuant to the Company’s tax receivable bonus plan. The Company will retain the remaining 15% of the realized tax benefits.